COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans, if any, are entitled to registration rights pursuant to a registration rights agreement dated February 17, 2022. These holders are entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the IPO to purchase up to 3,750,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On February 23, 2022, the underwriters elected to fully exercise the over-allotment option purchasing 3,750,000 Units.

The underwriters were paid a cash underwriting discount of $0.20 per unit, or $5,000,000 in the aggregate at the closing of the IPO. The underwriters have agreed to defer the cash underwriting discount of $0.20 per share related to the over-allotment to be paid upon the closing of the Business Combination ($750,000 in the aggregate). In addition, the underwriters were originally entitled to a deferred underwriting commissions of $0.35 per unit, or $10,062,500 from the closing of the IPO. The total deferred fee was$10,812,500 consisting of the $10,062,500 deferred portion and the $750,000 cash discount agreed to be deferred until Business Combination. The deferred fee was to become payable to the underwriters from the amounts held in the Trust Account solely if the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On June 28, 2023, the underwriters agreed to waive their entitlement to the deferred underwriting commissions of $10,812,500 in accordance with the Underwriting Agreement. As a result, $10,812,500 was recorded to additional paid-in capital in relation to the waiver of the deferred underwriting discount in the accompanying financial statements.

Non-Redemption Agreement

The Original Sponsor entered into Non-Redemption Agreements with various shareholders of the Company (the “Non-Redeeming Shareholders”), pursuant to which these shareholders agreed not to redeem a portion of their shares of Company ordinary shares (the “Non-Redeemed Shares”) solely in connection with the extraordinary general meeting of shareholders held on May 18, 2023, but such shareholders retained their right to require the Company to redeem such Non-Redeemed Shares in connection with the closing of the Business Combination. The Original Sponsor agreed to transfer to such Non-Redeeming Shareholders an aggregate of 750,000 the Founder Shares held by the Original Sponsor immediately following the consummation of an initial Business Combination. The Company estimated the aggregate fair value of such 750,000 Founder Shares transferrable to the Non-Redeeming Shareholders pursuant to the Non-Redemption Agreement to be $118,298 or approximately $0.15 per share. The fair value was determined using the probability of a successful Business Combination of 5%, a volatility of 1.6%, a discount for lack or marketability of 4.14%, and the average value per shares as of the valuation date of $10.51 derived from an option pricing model for publicly traded warrants. Each Non-Redeeming Shareholder acquired from the Original Sponsor an indirect economic interest in such Founder Shares. The excess of the fair value of such Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, in substance, it was recognized by the Company as a capital contribution by the Original Sponsor to induce these Non-Redeeming Shareholders not to redeem the Non-Redeemed Shares, with a corresponding charge to additional paid-in capital to recognize the fair value of the Founder Shares subject to transfer as an offering cost.

Purchase Agreement

On July 14, 2023, the Company entered into a purchase agreement (the “Purchase Agreement”) with SRIRAMA Associates, LLC, a Delaware limited liability company (the “New Sponsor”) and PowerUp Sponsor LLC (the “Original Sponsor”), pursuant to which the New Sponsor purchased from the Original Sponsor (x) 4,317,500 Class A Ordinary Shares and (y) 6,834,333 private placement warrants, free and clear of all liens and encumbrances (other than those contained in the Letter Agreement, dated February 22, 2022, by and among the Company, its officers, directors and the Original Sponsor, and the Underwriting Agreement, dated February 17, 2022, by and between SPAC and Citigroup Global Markets Inc., as representative of the several underwriters (the “Underwriting Agreement”)), for an aggregate purchase price of $1.00 (the “Purchase Price”) payable at the time of the initial Business Combination. On August 18, 2023, the parties to the Purchase Agreement closed the transactions contemplated thereby.

Contingent Agreement

On April 13, 2023, the Company engaged J.V.B. Financial Group, LLC, acting through its Cohen & Company Markets division (“CCM”) to act as its capital markets advisor in connection with seeking an extension for completing a Business Combination. The Company will pay CCM the sum of (i) $300,000 plus (ii) 50,000 Class A ordinary shares of the Company which is payable at the close of Business Combination.  On July 13, 2023, the Company amended the agreement with CCM. As a result of the amendment, the Company will pay CCM 80,000 Class A ordinary shares of the Company, which is payable at the close of a Business Combination. The fair value of the equity shares at the grant date which will be determined upon the consummation of a Business Combination.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans, if any, are entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to Class A ordinary shares) pursuant to a registration rights agreement dated September 1, 2021. These holders are entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the IPO to purchase up to 3,750,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On February 23, 2022, the underwriters elected to fully exercise the over-allotment option purchasing 3,750,000 Units.

The underwriters were paid a cash underwriting discount of $0.20 per unit, or $5,000,000 in the aggregate at the closing of the IPO. The underwriters have agreed to defer the cash underwriting discount of $0.20 per share related to the over-allotment to be paid upon the closing of the Business Combination ($750,000 in the aggregate). In addition, the underwriters are entitled to a deferred underwriting commissions of $0.35 per unit, or $10,062,500 from the closing of the IPO. The total deferred fee is $10,812,500 consisting of the $10,062,500 deferred portion and the $750,000 cash discount agreed to be deferred until Business Combination. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely if the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
COMMITMENTS AND CONTINGENCIES

5. COMMITMENTS AND CONTINGENCIES

Legal

Periodically, the Company reviews the status of any significant matters that exist and assesses its potential financial exposure. If the potential loss from any claim or legal claim is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Legal proceedings are subject to uncertainties, and the outcomes are difficult to predict. Because of such uncertainties, accruals are based on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to pending claims and litigation. As of September 30, 2023 the Company had no pending claims or litigation that are expected to materially affect the Company’s results going forward.

License Agreement

The Company is party to license agreements, which include contingent payments. These payments will become payable if and when certain development, regulatory and commercial milestones are achieved. As well as Company related transactions such as private or public debt or equity financings are achieved. As of September 30, 2023, the satisfaction and timing of the contingent payments is uncertain and not reasonably estimable. See Note 4, “Licensing Agreements”.

5. COMMITMENTS AND CONTINGENCIES

Legal

Periodically, the Company reviews the status of any significant matters that exist and assesses its potential financial exposure. If the potential loss from any claim or legal claim is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Legal proceedings are subject to uncertainties, and the outcomes are difficult to predict. Because of such uncertainties, accruals are based on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to pending claims and litigation. As of December 31, 2022 and 2021, there are no pending claims or litigation that are expected to materially affect the Company’s results going forward.

License Agreement

The Company is party to a license agreement, which includes contingent payments. These payments will become payable if and when certain development, regulatory and commercial milestones are achieved. As of December 31, 2022, the satisfaction and timing of the contingent payments is uncertain and not reasonably estimable. See Note 4, “Licensing Agreements.”